INCOME TAXES - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Income Tax Disclosure [Abstract]
Statutory rate	17.00%	17.00%	17.00%
Tax benefit at statutory rate	$ 46,500	$ 38,400	$ 40,641
Foreign tax rate differential	(41,357)	(45,985)	(37,390)
Change in valuation allowance	(10,746)	(30,595)	(12,510)
Unrecognized tax benefits	1,332	3,455	7,797
Tax credits carryforward	2,797		0	$ 0
Other	2,100	2,534	1,259
Benefits from (provision for) income taxes	$ 626	$ (32,191)	$ (203)